Impairments - Net impairments/(reversal) of impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) excluding exploration expenses	$ 2,481	$ 151	$ 1,260
Total net impairments/(reversals) excluding exploration expenses
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) excluding exploration expenses	2,481	(151)	1,260
Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) excluding exploration expenses	728	120	641
Intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) excluding exploration expenses	603	265	0
Assets classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) excluding exploration expenses	850	0	310
Equity accounted investments
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) excluding exploration expenses	2	6	309
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) excluding exploration expenses	$ 298	$ 0	$ 0